American Century Government Income Trust * American Century Investment Trust *
American Century Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

Supplement dated November 24, 2003 * Statement of Additional Information dated August 1, 2003,
                                     American Century Government Income Trust and American Century
                                     Investment Trust; October 1, 2003, American Century Municipal Trust

The following replaces the second sentence in the third paragraph in the section
Master Distribution and Individual Shareholder Services Plan (C Class Plan) on
page 39 of the American Century Government Income Trust Statement of Additional
Information.

    Pursuant to the C Class Plan, the C Class pays the Advisor, as paying agent for the fund, a fee equal to 1.00% annually of the average daily net asset value of the fund's C Class shares, 0.25% of which is paid for individual shareholder services (as described below) and 0.75% of which is paid for distribution services (as described below).

The following replaces the second sentence in the third paragraph in the section
C Class Plan on page 55 of the American Century Investment Trust Statement of
Additional Information.

    Pursuant to the C Class Plan, the C Classes of High Yield and Diversified
    Bond pay the Advisor, as paying agent for the funds, a fee equal to 1.00%
    annually of the average daily net asset value of the C Class shares, 0.25%
    of which is paid for individual shareholder services (as described below)
    and 0.75% of which is paid for distribution services (as described below).
    Also pursuant to the C Class Plan, the C Class of Prime Money Market pays the Advisor, as paying agent for the fund, a fee equal to 0.75% annually of the average daily net asset value of the fund's C Class shares, 0.25% of which is paid for individual shareholder services (as described below) and
    0.50% of which is paid for distribution services (as described below).

The following replaces the second sentence in the third paragraph in the section
C Class Plan on page 44 of the American Century Municipal Trust Statement of
Additional Information.

    Pursuant to the C Class Plan, the C Class pays the Advisor, as paying agent for the fund, a fee equal to 1.00% annually of the average daily net asset value of the fund's C Class shares, 0.25% of which is paid for individual shareholder services (as described below) and 0.75% of which is paid for distribution services (as described below).

SH-SPL-36568   0311